Share Capital (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Based Awards [Member]
Number Outstanding, Begining balance	1,380,557	501,923	557,958
Number Outstanding, Granted	753,896	1,097,754	753,209
Number Outstanding, Vested	(1,747,987)	(217,697)	(804,300)
Number Outstanding, Forfeited	(29,946)	(1,423)	(4,944)
Number Outstanding, Ending balance	356,520	1,380,557	501,923
Weighted Average Grant Date Fair Value, Begining balance	$ 15.81	$ 8.83	$ 8.17
Weighted Average Grant Date Fair Value, Granted	$ 13.05	$ 18.39	$ 8.83
Weighted Average Grant Date Fair Value, Vested	$ 14.44	$ 12.74	$ 8.37
Weighted Average Grant Date Fair Value, Forfeited	$ 15.66	$ 14.59	$ 8.88
Weighted Average Grant Date Fair Value, Ending balance	$ 16.09	$ 15.81	$ 8.83
Time Based Awards [Member]
Number Outstanding, Begining balance	584,899	616,067	924,160
Number Outstanding, Granted	250,237	297,520	258,223
Number Outstanding, Vested	(263,458)	(287,234)	(562,971)
Number Outstanding, Forfeited	(14,720)	(41,454)	(3,345)
Number Outstanding, Ending balance	556,958	584,899	616,067
Weighted Average Grant Date Fair Value, Begining balance	$ 12.86	$ 7.40	$ 7.33
Weighted Average Grant Date Fair Value, Granted	$ 11.67	$ 16.93	$ 10.28
Weighted Average Grant Date Fair Value, Vested	$ 12.25	$ 5.17	$ 8.60
Weighted Average Grant Date Fair Value, Forfeited	$ 14.82	$ 8.79	$ 8.13
Weighted Average Grant Date Fair Value, Ending balance	$ 12.72	$ 12.86	$ 7.40